Accounting Policies - Subsidiaries (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 19, 2019
Follica, Incorporated | Common shares [member]
Accounting Policies
Number of shares on conversion from notes				14,200,044
Follica, Incorporated | Common shares [member] | PureTech Health LLC
Accounting Policies
Number of shares on conversion from notes				12,777,287
Follica, Incorporated | Series A-3 Preferred [Member]
Accounting Policies
Number of shares on conversion from notes				17,639,204
Follica, Incorporated | Series A-3 Preferred [Member] | PureTech Health LLC
Accounting Policies
Number of shares on conversion from notes				15,216,214
Subsidiary Operating Companies [Member] | Alivio Therapeutics, Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	91.90%	91.90%	92.00%
Subsidiary Operating Companies [Member] | Entrega, Inc. (indirectly held through Enlight) | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	83.10%	83.10%	83.10%
Subsidiary Operating Companies [Member] | Follica, Incorporated | Common shares [member]
Accounting Policies
Voting percentage through the holdings	28.70%	28.70%	4.40%
Subsidiary Operating Companies [Member] | Follica, Incorporated | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	56.70%	56.70%	79.20%
Subsidiary Operating Companies [Member] | PureTech LYT (formerly Ariya Therapeutics, Inc.) | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary Operating Companies [Member] | PureTech LYT-100 | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary Operating Companies [Member] | PureTech Management, Inc. | Common shares [member]
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary Operating Companies [Member] | PureTech Health LLC | Common shares [member]
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary Operating Companies [Member] | Sonde Health, Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	51.80%	64.10%	96.40%
Subsidiary Operating Companies [Member] | Vedanta Biosciences, Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	59.30%	61.80%	74.30%
Subsidiary Operating Companies [Member] | Vedanta Biosciences Securities Corp. (indirectly held through Vedanta) | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	59.30%	61.80%	74.30%
Deconsolidated former Subsidiary Operating Companies [Member] | Akili Interactive Labs, Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	41.90%	41.90%	41.90%
Deconsolidated former Subsidiary Operating Companies [Member] | Gelesis, Inc. | Common shares [member]
Accounting Policies
Voting percentage through the holdings	4.90%	5.70%	7.30%
Deconsolidated former Subsidiary Operating Companies [Member] | Gelesis, Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	20.20%	20.20%	18.40%
Deconsolidated former Subsidiary Operating Companies [Member] | Karuna Pharmaceuticals, Inc. | Common shares [member]
Accounting Policies
Voting percentage through the holdings	12.60%	28.40%
Deconsolidated former Subsidiary Operating Companies [Member] | Karuna Pharmaceuticals, Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	71.00%
Deconsolidated former Subsidiary Operating Companies [Member] | Vor Biopharma Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	16.40%	47.50%	93.20%
Nontrading Holding Companies [Member] | Endra Holdings, LLC (held indirectly through Enlight) | Common shares [member]
Accounting Policies
Voting percentage through the holdings	86.00%	86.00%	86.00%
Nontrading Holding Companies [Member] | Ensof Holdings, LLC (held indirectly through Enlight) | Common shares [member]
Accounting Policies
Voting percentage through the holdings	86.00%	86.00%	86.00%
Nontrading Holding Companies [Member] | PureTech Securities Corp. | Common shares [member]
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Nontrading Holding Companies [Member] | PureTech Securities II Corp. | Common shares [member]
Accounting Policies
Voting percentage through the holdings	100.00%
Inactive Subsidiaries [Member] | Appeering Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Inactive Subsidiaries [Member] | Commense Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	99.10%	99.10%	99.10%
Inactive Subsidiaries [Member] | Enlight Biosciences, LLC | Common shares [member]
Accounting Policies
Voting percentage through the holdings	86.00%	86.00%	86.00%
Inactive Subsidiaries [Member] | Ensof Biosystems, Inc. (held indirectly through Enlight) | Common shares [member]
Accounting Policies
Voting percentage through the holdings	57.70%	57.70%	57.70%
Inactive Subsidiaries [Member] | Ensof Biosystems, Inc. (held indirectly through Enlight) | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	28.30%	28.30%	28.30%
Inactive Subsidiaries [Member] | Knode Inc. (indirectly held through Enlight) | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	86.00%	86.00%	86.00%
Inactive Subsidiaries [Member] | Libra Biosciences, Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Inactive Subsidiaries [Member] | Mandara Sciences, LLC | Common shares [member]
Accounting Policies
Voting percentage through the holdings	98.30%	98.30%	98.30%
Inactive Subsidiaries [Member] | Tal Medical, Inc. | Preference shares [member]
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	64.50%